Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: — SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s most critical estimates are used in its determination of its sales incentives reserves (see Note 5), inventory reserves, income taxes, fixed assets, intangible assets, derivative instruments and contingencies.

b.	Financial statements in U.S. dollars:

A majority of the revenue of the Company and certain of its subsidiaries (exclusive of its Canadian, Irish, and U.K. subsidiaries – see below) is generated in U.S. dollars (“dollars”). In addition, a substantial portion of the costs of the Company and these subsidiaries is incurred in dollars. The Company’s management believes that dollars is the primary currency of the economic environment in which the Company and these subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar, requiring re-measurement from the local currency into dollars for each of these entities. All exchange gains and losses resulting from the re-measurement are reflected in the statement of operations as financial income or expenses, as appropriate.

The functional currency of the Company’s Canadian, Irish, and U.K. subsidiaries are the Canadian dollar, the Euro, and the British Pound, respectively.

Accordingly, the financial statements of the Canadian, Irish, and the U.K. subsidiaries have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Amounts recorded in the statements of operations have been translated using the average exchange rate prevailing during the year. The resulting translation adjustments are reported as a component of shareholders’ equity under accumulated other comprehensive income.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated in consolidation and non-controlling interest is included in shareholders’ equity.

Sun, through its wholly owned subsidiary, Taro Development Corporation (“TDC”), owns 3.125% of the shares that have economic rights and has 50% of the voting rights in Taro U.S.A.; with the Company owning the remaining shares and voting rights. In 1993, TDC signed an agreement with the Company to vote all of its shares in Taro U.S.A. in all elections of directors of Taro U.S.A. as the Company shall instruct. In May 2011, TDC renewed its commitment to the Company. TDC may terminate the agreement upon one year written notice. As of December 31, 2011, no such notice of termination has been provided. TDC is a minority shareholder in the Company by way of its ownership of Taro U.S.A. shares that have economic rights. Since losses applicable to TDC exceeded its interest in Taro U.S.A. equity and as TDC has no obligation to fund such losses, such losses and any further losses applicable to TDC were charged against the Company. Effective January 1, 2009, the Company adopted FASB ASC Section 810-10-65, “Consolidation – Overall – Transition and Open Effective Date Information – Transition Related to FASB Statements No. 160, Noncontrolling Interests in Consolidated Financial Statements – an amendment of ARB No. 51, and No. 164, Not-for-Profit Entities: Mergers and Acquisitions.” This standard requires that the Company allocate income or loss attributable to the non-controlling interest based on the respective ownership percentages. This aspect of the standard was adopted on a prospective basis.

d.	Cash and cash equivalents:

Cash equivalents are short-term, highly-liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

e.	Marketable securities:

Marketable securities are comprised primarily of bonds issued by government municipalities. These marketable securities covered by FASB ASC Section 320-10-25, “Investments: Debt and Equity Securities – Overall – Recognition,” were designated as available-for-sale. Accordingly, these securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income, a separate component of shareholders’ equity.

Realized gains and losses on sale of investments are included in “financial (income) expenses, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in “financial (income) expenses, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “financial (income) expenses, net” in the Consolidated Statements of Operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2011, 2010, and 2009, the Company did not own nor sell any marketable securities previously impaired.

f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is calculated primarily with respect to specific balances, which, in the opinion of the Company’s management, are doubtful of collection. The allowance, in the opinion of the Company’s management, is sufficient to cover probable uncollectible balances. See Note 4.

g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory reserves are provided to cover risks arising from slow-moving items, short-dated inventory, excess inventory or obsolescence. Changes in these provisions are charged to cost of sales. Cost is determined as follows:

Raw and packaging materials – average cost basis.

Finished goods and work in progress – average production costs including materials, labor and direct and indirect manufacturing expenses.

Purchased products for commercial purposes – average cost basis.

h.	Deferred income taxes:

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized. Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

i.	Property, plant and equipment:

(1)	Property, plant and equipment are stated at cost, net of accumulated depreciation. Payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use incurred during the construction and validation period of property, plant and equipment are capitalized to the cost of such assets.

(2)	Interest costs are capitalized in accordance with FASB ASC Subtopic 835-20, “Interest – Capitalization of Interest.”

(3)	Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the assets, from the date the assets are ready for their intended use, at the following annual rates:

%
Buildings	2.5 - 10
Machinery and equipment	5 - 20 (mainly 10)
Motor vehicles	15 - 20
Furniture, fixtures, office equipment and computer equipment	6 - 33 (mainly 20)

Leasehold improvements are depreciated using the straight-line method over the shorter of their useful lives or the terms of the leases (generally 5-10 years).

(4)	The Group accounts for costs of computer software developed or obtained for internal use in accordance with FASB ASC Subtopic 350-40, “Intangibles: Goodwill and Other – Internal-Use Software.” FASB ASC Subtopic 350-40 requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software during the application development stage. During the years 2011 and 2010, the Group capitalized $0 and $40 of software costs, respectively. Software costs are amortized using the straight-line method over their estimated useful life of three years.

j.	Lease of land from Israel Land Administration:

The Company leases land from the Israel Land Administration (“ILA”), which is accounted for pursuant to FASB ASC Subtopic 840-20, “Leases – Operating Leases.” Taro leases several parcels from the ILA. The lease period of the industrial parcels ends between 2018 and 2058. The Company has the right to extend each of the lease agreements for an additional period of 49 years. The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years). The ownership of the land is not transferred at the end of the lease period and there is no option to buy the land at the end of such period. The expectation, based on practice and accumulated experience is that the renewal price would be substantially below fair market value. Since such leases do not qualify as a capital lease, they are being accounted for as operating leases. The prepaid lease amount is included in long-term receivables and other assets and amortized over the term of the lease.

k.	Goodwill:

The Company follows the provisions of FASB ASC Subtopic 350-20, “Intangibles: Goodwill and Other – Goodwill.” Goodwill is not amortized, but rather is subject to an annual impairment test (or more frequently if impairment indicators arise).

FASB ASC Subtopic 350-20 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment; while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to one reporting unit is tested for impairment by comparing the fair value of the reporting unit with the carrying value of the reporting unit. When the carrying value exceeds the fair value, the second phase of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company operates in one operating segment, comprising its only reporting unit. Fair value of the reporting unit is determined using market capitalization. The Company performs its annual impairment test during the fourth fiscal quarter of each year. As of December 31, 2011 and 2010, no impairment loss had been identified.

l.	Intangible assets and deferred charges and long-lived assets:

Intangible assets and deferred charges:

Acquired intangible assets and product rights to be held and used are not considered to have an indefinite useful life and are amortized over their useful life of a weighted-average amortization period of 14 years using a straight-line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC Topic 350, “Intangibles-Goodwill and Other.”

Debt issuance costs in respect to long-term loans from institutional investors and bondholders are deferred and amortized under the effective interest method over the term of the loans from institutional investors and bondholders.

Long-lived assets:

The Group’s long-lived assets, excluding goodwill, are reviewed for impairment in accordance with FASB ASC Topic 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying amount of the asset exceeds the aggregate future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset. In the years ended December 31, 2011, 2010 and 2009, the Company recorded $784, $2,617 and $3,363 impairment loss, respectively, in operating expenses, primarily related to the fixed assets of its Irish facility.

m.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC Topic No. 220, “Comprehensive Income.” This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to gain and loss on hedging derivative instruments and unrealized gains and losses on available for sale securities.

n.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

From time to time the Company may reissue treasury shares, upon exercise of options and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with FASB ASC Subtopic 505-30, “Equity – Treasury Stock,” and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price (loss) to retained earnings. The purchase cost is calculated based on the specific identification method.

In cases where the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

o.	Revenue recognition:

The Company recognizes revenue from product sales when title and risk of loss have transferred to its customers and when the criteria in FASB ASC Subtopic 605-15, “Revenue Recognition – Products,” have been satisfied. Those criteria generally require that (i) persuasive evidence of an arrangement exists; (ii) product delivery has occurred; (iii) the price to customers is fixed or determinable; (iv) collectability is reasonably assured, and (v) the amount of product returns, chargebacks, rebates and other sales deductions can be reasonably estimated. The Company ships products to its customers only in response to, and to the extent of, the orders that customers submit to the Company. Depending on the terms of our customer arrangements, revenue is recognized when the product is received by the customer (“FOB Destination Point”) or at the time of shipment (“FOB Shipping Point”).

When the Company recognizes and records revenue from the sale of its pharmaceutical products, the Company, in the same financial reporting period, records an estimate of various future deductions related to the sale. This has the effect of reducing the amount of reported product sales. These deductions include the Company’s estimates, which may require significant judgment of chargebacks, product returns, rebates, cash discounts and other sales deductions.

Chargebacks result from pricing arrangements the Company has with end-user customers establishing contract prices which are lower than the wholesalers’ acquisition costs or invoice prices. When these customers buy the Company’s products from their wholesaler of choice, the wholesaler issues a credit memo (chargeback) to the Company for the difference between the invoice price and the end-user contract price. Chargeback reserves are estimated using current wholesaler inventory data beyond the Company’s control, and historical data. Due to the passage of time from the balance sheet date to the issuance of these financial statements, the Company has considered actual wholesaler returns in estimating its chargeback reserve.

Product returns result from agreements allowing the Company’s customers to return unsold inventory that is expired or close to expiration. Product return reserves are calculated using the average lag period between sales and product expiry, historical product returns experience, and specific return exposures to estimate the potential obligation for returns of inventory in the distribution channel.

Rebates result from contractual agreements with the Company’s customers and are earned based on the Company’s direct sales to customers or the Company’s customers’ sales to third parties. Rebate reserves from the Company’s direct sales to customers and the Company’s customers’ sales to third parties are estimated using historical and contractual data.

The Company generally offers discounts to its customers for payments within a certain period of time. Cash discount reserves are calculated by multiplying the specified discount percentage by the outstanding receivable at the end of each period.

Reserves for returns, Medicaid and indirect rebates are included in current liabilities. All other sales deductions allowances are recorded as accounts receivable reserves. The reserve for returns is included in current liabilities as substantially all of these returns will not be realized until after the year-end accounts receivable balances are settled. Medicaid and indirect rebates are included in current liabilities because the Company does not have direct customer relationships with any of the payees. See Notes 5 and 13.

The Company offers incentives to certain resellers and retailers through various marketing programs where the Company agrees to reimburse them for advertising costs incurred to include the Company’s products. The Company accounts for these in accordance with FASB ASC Subtopic 605-50, “Revenue Recognition – Customer Payments and Incentives,” as reductions of revenue unless the customer receives an identifiable benefit in exchange for the consideration that is sufficiently separable from the customer’s purchase of the products and the fair value of the benefits can be reasonably estimated.

p.	Research and development:

Research and development expenses, net of grants received, are charged to expense as incurred.

q.	Royalty-bearing grants:

Royalty-bearing grants from the government of Israel through the Office of the Chief Scientist for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred. The Company did not earn any grants during the years ended December 31, 2011, 2010, and 2009.

r.	Advertising expenses:

The Group expenses advertising costs as incurred. Product samples are recorded within prepaid expense on the consolidated balance sheet and recorded within advertising expenses when provided to potential customers. Advertising expenses were $7,270, $6,217 and $5,505 for the years ended December 31, 2011, 2010 and 2009, respectively.

s.	Income taxes:

Income taxes are accounted for in accordance with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined for temporary differences between the financial reporting and tax basis of assets and liabilities, and for carryforward losses and credits. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. As of December 31, 2011 and 2010, the Company’s management determined that it was more likely than not that the Company will not benefit from the deferred tax assets in the Ireland and certain other subsidiaries. Therefore, for these locations a full valuation allowance was provided against the deferred tax assets. In future years, if it is more likely than not that the Company will be in a position to utilize its deferred tax asset, the valuation allowance for such assets may be modified.

t.	Sales and other taxes collected and remitted to governmental authorities:

The Company collects various taxes from customers and remits them to governmental authorities. These taxes are recorded on a net basis and therefore do not impact the statement of operations.

u.	Basic and diluted net income per share attributable to Taro:

Basic net income per share is calculated based on the weighted-average number of ordinary shares outstanding during each year. Diluted net income per share is calculated based on the weighted-average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year (except where anti-dilutive), in accordance with FASB ASC Topic 260, “Earnings per Share.”

v.	Freight and distribution costs:

In accordance with FASB ASC Subtopic 605-45, “Revenue Recognition – Principal Agent Considerations,” the Company’s accounting policy is to classify shipping and handling costs as a part of sales and marketing expense. Freight and distribution costs and distribution warehousing costs related to shipping and handling to customers, primarily through the use of common carriers or external distribution services amounted to $8,169, $11,689 and $10,206 for the years ended December 31, 2011, 2010 and 2009, respectively.

w.	Accounting for stock-based compensation:

The Company recognizes compensation expense in accordance with FASB ASC Topic 718, “Compensation: Stock Compensation” for the value of its awards granted subsequent to January 1, 2006, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For awards granted prior to January 1, 2006, the Company recognizes compensation expense based on the straight line-method over the requisite service period of each of the awards. Forfeitures were previously accounted for as they occurred, but have been estimated with the adoption of FASB ASC Topic 718 for those awards not yet vested. Upon the adoption of FASB ASC Topic 718 the expected life of the option is estimated using the “simplified” method as provided in SAB 107. Under this method, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option. On December 21, 2007, the SEC issued SAB No. 110 (“SAB 110”), codified as Topic 14.D.2 which, effective January 1, 2008, amends and replaces SAB 107. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

Stock Options: The Company did not grant any options during 2011 or 2010. The fair value of options granted in 2009 under the Stock Incentive Plan is amortized over their vesting period on a straight-line basis and estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

	2011	2010	2009
Dividend yield	N/A	N/A	0%
Expected volatility	N/A	N/A	44.5%
Risk-free interest rate	N/A	N/A	1.7%
Expected life of up to	N/A	N/A	6.9 years

The risk-free interest rate is based upon the yields of U.S. Treasury Bills with maturity terms similar to those of the expected lives of the options at the time of grant. The expected volatility is based upon daily movements in the Company’s stock price.

The Company applies FASB ASC Subtopic 505-50, “Equity - Equity-Based Payments to Non-Employees” with respect to options issued to non-employees. FASB ASC Subtopic 505-50 requires the use of option valuation models to measure the fair value of the options granted. Compensation expensed to non-employees was not material.

Estimated forfeitures are based on estimates for 2011, and actual historical pre-vesting forfeitures for 2010 and 2009.

x.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits and trade receivables. Cash and cash equivalents and bank deposits are principally invested in major banks in Israel, the United States and Canada. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group’s cash and cash equivalents and bank deposits are financially sound and that low credit risk therefore exists with respect to these financial instruments. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Group’s trade accounts receivables are mainly derived from sales to customers in the United States, Canada, Europe and Israel. At December 31, 2011, four different customers in the United States represented approximately 18%, 17%, 12% and 10% of the trade accounts receivable, net. The Group has adopted credit policies and standards intended to mitigate inherent risk while accommodating sales growth. The Group performs ongoing credit evaluations of its customers’ financial condition when deemed necessary, but does not generally require collateral for its customers’ accounts receivable.

y.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, trade and other receivables and trade and other payables approximate their fair value, due to the short-term maturities of these instruments.

The carrying amount of long-term bank deposits approximates their fair value because such deposits bear market interest rates.

The carrying amounts of the Group’s borrowing arrangements under its short-term and long-term debt agreements approximate their fair value since the loans bear interest at rates that approximate the Group’s incremental borrowing rates for similar types of borrowing arrangements.

The fair value of currency and interest rate contracts is determined by discounting to the present all future cash flows of the currencies to be exchanged at interest rates prevailing in the market for the period the currency exchanges are due and expressing the results in U.S. dollars at the current spot foreign currency exchange rate.

z.	Accounting for derivatives:

FASB ASC Topic 815, “Derivatives and Hedging,” requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes (i.e., gains or losses) in the fair value of a derivative instrument depends on whether the instrument has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. The designation is based upon the nature of the exposure being hedged. At December 31, 2011 and 2010, no derivative instruments were designated as hedging instruments.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in financial income/expense in current earnings during the period of change. See Note 10.

aa.	Fair value measurements:

Effective January 1, 2008, the Company adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures.” FASB ASC Topic 820 provides a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources (observable inputs) and those based on an entity’s own assumptions (unobservable inputs). FASB ASC Topic 820 also requires additional disclosure about fair value measurements. The adoption of FASB ASC Topic 820 did not impact the Company’s consolidated balance sheet nor consolidated statement of operations.

bb.	Discontinued operations:

Under FASB ASC 205, “Presentation of Financial Statements – Discontinued Operations,” when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities of the component have been eliminated from the Company’s consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

cc.	Impact of recently issued accounting standards:

In October 2009, the FASB issued Accounting Standard Update (“ASU”) No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements”. ASU 2009-13 revises the current model for recording revenue from multiple element arrangements and expands disclosure requirements. This standard requires entities to allocate revenue in an arrangement at inception using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method. ASU 2009-13 will be effective for arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company does not currently have any multiple element arrangements. Accordingly, the Company’s adoption of ASU 2009-13 did not have a material impact on the results of operations or financial condition.

In December 2010, the FASB issued ASU No. 2010-27, “Other Expenses (Topic 720): Fees Paid to the Federal Government by Pharmaceutical Manufacturers (a consensus of the FASB Emerging Issues Task Force).” This standard addresses how fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act should be recognized and classified in the income statements of pharmaceutical manufacturers. Under the proposal, the annual fee would be recognized as a liability for the total amount and a corresponding deferred cost over the calendar year. This is a liability and presented as an operating expense. This ASU is effective for calendar years beginning after December 31, 2010. The adoption of ASU 2010-27 did not impact the company’s financial statements during 2011 as there were immaterial amounts charged and the Company anticipates the fees to be less than 0.2% of net sales in 2012.

In December 2010, the FASB also issued ASU No. 2010-28, “Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force).” Under this standard, if the carrying amount of a reporting unit is zero or negative, an entity must assess whether it is more likely than not that goodwill impairment exists. To make that determination, an entity should consider whether there are adverse qualitative factors that could impact the amount of goodwill, including those listed in ASC 350-20-35-30. As a result of the new guidance, an entity can no longer assert that a reporting unit is not required to perform the second step of the goodwill impairment test because the carrying amount of the reporting unit is zero or negative, despite the existence of qualitative factors that indicate goodwill is more likely than not impaired. The equity or enterprise valuation premise can be used to determine the carrying amount of a reporting unit. ASU 2010-28 is effective for public entities for fiscal years, and for interim periods within those years, beginning after December 15, 2010, with early adoption prohibited. The Company’s goodwill test does not currently have a zero or negative carrying amount where this standard would apply.

In April 2011, the FASB issued ASU No. 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion for an agreement to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. This update is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. Currently, Taro does not have nor is anticipating entering into any repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This standard amends Topic 820 by clarifying the following related to fair value measurement: (1) that the application of the highest and best use and valuation premise concepts apply only to nonfinancial assets which might affect entities using the in-use valuation premise to measure the fair value of financial assets, (2) provide additional requirements specific to measuring the fair value of an instrument classified in an entity’s shareholders’ equity and (3) that a reporting entity should disclose quantitative information about the unobservable inputs used in a level 3 fair value measurement. This update is effective during interim and annual periods beginning after December 15, 2011 on a prospective basis. Early application is not permitted. Currently, Taro does not apply the highest and best use and valuation premise concepts, is not measuring the fair value of an instrument classified in shareholders equity, nor does Taro have any level 3 fair value instruments.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” This standard changes the method of presenting comprehensive income. The amendment requires entities to report both the components of net income (i.e.: statement of operations) and the components of other comprehensive income either in a single continuous statement (e.g.: statement of comprehensive income) or in two separate but consecutive statements. ASU 2011-05 eliminates the option for an entity to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendments will be applied retrospectively and will effect interim and annual periods beginning after December 15, 2011. Although this standard will not have a material financial impact on Taro’s financial statements, it will change how Taro presents the components of other comprehensive income by presenting it with the components of net income as mentioned above and no longer presenting it as part of the statement of changes in shareholders’ equity.

In September 2011, the FASB issued ASU No. 2011-08, “Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This standard provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. ASU 2011-08 intends to simplify how entities test goodwill for impairment. Under this update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines through assessing the totality of qualitative factors that it is more likely than not that its fair value is less than its carrying amount. If there is a determination that the fair value is less than its carrying amount, then the entity would perform the two-step goodwill impairment test described in ASC Topic 350, “Intangibles – Goodwill and Other.” The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted for impairment tests performed as of a date before September 15, 2011, if the entity’s financial statements for the most recent period have not been issued. Although this standard will not have a material financial impact on Taro’s financial statements, it provides an option to simplify the goodwill impairment evaluation it performs annually.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210): Testing Disclosures about Offsetting Assets and Liabilities.” This standard requires additional disclosure about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The amendments in this update are effective for interim and annual reporting periods beginning on or after January 1, 2013. Although this standard will not have a financial impact on Taro’s financial statements, it will require additional disclosure should Taro enter into offsetting financial and derivative instruments.

In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” This standard delays implementation of a portion of ASU No. 2011-05 that requires an entity to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05. This update is effective for those annual periods beginning after December 15, 2011. This standard delays a portion of ASU No. 2011-05, and although it will not have a financial impact on Taro’s financial statements, it will require presentation of reclassification adjustments and their effects to other comprehensive income and the income statement upon implementation.